Short-Term Borrowings And Long-Term Debt - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013 Y	Mar. 31, 2012 Y
Debt Instrument [Line Items]
Notes payable to banks	¥ 118,860,000,000	¥ 63,623,000,000
Commercial paper		6,000,000,000
Short-term borrowings, weighted average interest rates	1.40%	0.99%
Committed lines of credit	20,000,000,000	20,000,000,000
Terms of committed lines of credit, years	1	1
Weighted average interest rates on long-term loans	1.54%	1.68%
Minimum total equity to be maintained	495,100,000,000
Minimum total Kubota Corporation equity to be maintained	¥ 307,300,000,000
Minimum
Debt Instrument [Line Items]
Stated annual interest rates on short-term borrowings	0.21%	0.10%
Maximum
Debt Instrument [Line Items]
Stated annual interest rates on short-term borrowings	6.60%	5.90%